Loans, borrowings and bank overdrafts (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Long - Term Loans and Borrowings

Long-term loans and borrowings

	As at March 31, 2018			As at March 31, 2019
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Interest rate	Final maturity
Unsecured external commercial borrowing
U.S. Dollar	150		9,777	—		—	—	—
Unsecured loans
U.S. Dollar	625		40,715	382		26,395	3.01% - 3.81%	July 2021
Canadian Dollar (CAD)	72		3,660	52		2,701	1.48% - 3.26%	July 2021
Indian Rupee	—		366	—		162	8.29% - 9.35%	December 2021
Australian Dollar (AUD)	2		92	1		70	4.65%	January 2022
Great British Pound (GBP)	^		42	^		31	2.93%	February 2022
Euro	^		24	^		19	2.98%	December 2020
Brazilian Real (BRL)	1		12	^		2	14.04%	May 2019

		₹	54,688		₹	29,380

Obligations under finance leases			5,442			2,002
Liabilities directly associated with assets held for sale			(1,469)			—

			3,973			2,002

		₹	58,661		₹	31,382

Non-current portion of long term loans and borrowings			45,268			28,368
Current portion of long term loans and borrowings			13,393			3,014
^ Value is less than 1

Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes

Changes in financing liabilities arising from cash and non-cash changes:

					Non-cash changes
	April 1, 2017		Cash flow		Assets taken on financial lease		Foreign exchange movements		Less: Liabilities directly associated with assets held for sale		March 31, 2018
Borrowings from banks	₹	120,911	₹	(6,661)	₹	—	₹	5,439		—	₹	119,689
Bank overdrafts		1,992		2,007		—		—		—		3,999
External commercial borrowings		9,728		—		—		49		—		9,777
Obligations under finance leases		8,280		(3,627)		766		23		(1,469)		3,973
Loans from other than bank		1,501		(695)		—		15		—		821

	₹	142,412	₹	(8,976)	₹	766	₹	5,526	₹	(1,469)	₹	138,259

							Non-cash changes
			April 1, 2018		Cash flow		Assets taken on financial lease		Foreign exchange movements		March 31, 2019
Borrowings from banks			₹	119,689	₹	(26,228)	₹	—	₹	3,518	₹	96,979
Bank overdrafts				3,999		(3,995)		—		—		4
External commercial borrowings				9,777		(10,064)		—		287		—
Obligations under finance leases				3,973		(2,234)		14		249		2,002
Loans from other than bank				821		(352)		—		13		482

			₹	138,259	₹	(42,873)	₹	14	₹	4,067	₹	99,467

Schedule of Finance Lease Payments

Finance lease payables consist of liabilities that are taken on lease for a contract term ranging from 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease payables are given below:

	Minimum lease payments				Present value of minimum lease payment
	As at March 31,
	2018		2019		2018		2019
Not later than one year	₹	3,838	₹	1,555	₹	3,720	₹	1,506
Later than one year but not later than five years		1,784		506		1,722		496
Later than five years		—				—

Total minimum lease payments		5,622		2,061		5,442		2,002
Less: Amounts representing interest		(180)		(59)		—		—

Present value of minimum lease payment payables	₹	5,442	₹	2,002	₹	5,442	₹	2,002
Liabilities directly associated with assets held for sale		(1,469)		—		(1,469)		—

Obligation under finance lease	₹	3,973	₹	2,002	₹	3,973	₹	2,002

Non-current finance lease payables						1,722		496
Current finance lease payables						2,251		1,506